S000070653 [Member] Annual Fund Operating Expenses - iShares International Developed Small Cap Value Factor ETF - iShares International Developed Small Cap Value Factor ETF	Mar. 31, 2026 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.31%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.